Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Revenue [Line Items]
Revenue	$ 7,137,140	$ 11,091,189
Contract liability	529,008		$ 124,507
Over Time [Member] | Customers [Member]
Revenue [Line Items]
Revenue	4,524,866	6,329,678
Point in Time [Member] | Customers [Member]
Revenue [Line Items]
Revenue	$ 2,612,274	$ 4,761,511